Investment Strategy	Jul. 29, 2025
DEFENSIVE STRATEGY FUND - Class F Prospectus | SAAT DEFENSIVE STRATEGY FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will seek to manage risk of loss while providing current income and opportunity for limited capital appreciation. Managing the risk of loss does not mean preventing losses, but rather managing the Fund in a manner intended to limit the level of losses that the Fund could incur over any particular period. The Fund predominantly invests in other SEI funds (including exchange-traded funds (ETFs)), each of which has its own investment goal (the Underlying SEI Funds). The Underlying SEI Funds invest, in turn, in securities and other instruments of various asset classes. Each of the Underlying SEI Funds is managed by one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) under the supervision of SEI Investments Management Corporation (SIMC or the Adviser), or, in certain circumstances, is managed directly by SIMC.

The Fund's assets may be diversified across Underlying SEI bond and money market funds, equity funds, real estate funds and multi-asset funds. The bond funds may consist of a wide range of investment styles that provide exposure to U.S. and/or foreign fixed income securities of varying credit quality (including junk bonds), maturity and duration. The equity funds may consist of a wide range of investment styles that provide investment exposure to U.S. and/or foreign equity securities of companies of various capitalization ranges. The real estate funds provide exposure to the equity securities of real estate companies. The multi-asset funds consist of funds that seek to achieve their investment goals by selecting investments from among a broad range of asset classes. A multi-asset fund may also adjust its allocation among asset classes over short periods of time, and therefore it may provide the Fund with a dynamic investment component. Although a multi-asset fund could consist of equity securities, bonds or real estate securities, it may also provide exposure to additional asset classes, such as commodities.

The Fund's assets are allocated among a variety of Underlying SEI Funds within the following percentage ranges:

Underlying SEI Fund Type	Investment Range (Percentage of the Fund's Assets)
Investment Grade Bond & Money Market Funds	40-100%
Multi-Asset Investment Funds	0-60%
Non-Investment Grade Bond Funds	0-30%
U.S. Equity Funds	0-30%
Real Estate Funds	0-20%
International Equity Funds	0-15%

DEFENSIVE STRATEGY ALLOCATION FUND - Class F Prospectus | SAAT DEFENSIVE STRATEGY ALLOCATION FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

GoalLink Strategy Component

The Fund is designed to be one component of a broader strategy (GoalLink Strategy) employed by SEI Investments Management Corporation (SIMC or the Adviser), in which shareholders allocate their overall investment portfolio among investments in the Fund as well as one or more SEI funds that invest primarily in municipal bonds (Muni Bond Funds). The allocation between the Fund and the Muni Bond Funds is based on models developed by SIMC and selected by the shareholder (in consultation with his or her investment adviser). Accordingly, the Fund is not recommended for persons who do not participate in the GoalLink Strategy.

Investment Strategy

Under normal circumstances, the Fund will seek to generate investment income while providing opportunity for capital appreciation. The Fund invests in other SEI funds (which may include exchange-traded funds (ETFs)), each of which has its own investment goal (the Underlying SEI Funds), that form the non-Underlying Muni Bond Fund component of the GoalLink Strategy. The Underlying SEI Funds invest, in turn, in securities and other instruments of various asset classes. Each of the Underlying SEI Funds is managed by one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) under the supervision of SIMC, or, in certain circumstances, is managed directly by SIMC.

The Fund's assets may be diversified across Underlying SEI bond and money market funds, equity funds and real estate funds. The bond funds may consist of a wide range of investment styles that provide exposure to U.S. and/or foreign fixed income securities of varying credit quality (including junk bonds), maturity and duration. The equity funds may consist of a wide range of investment styles that provide investment exposure to U.S. and/or foreign equity securities of companies of various capitalization ranges. The real estate funds provide exposure to the equity securities of real estate companies.

The Fund's assets are allocated among a variety of Underlying SEI Funds within the following percentage ranges:

Underlying SEI Fund Type	Investment Range (Percentage of the Fund's Assets)
Investment Grade Bond & Money Market Funds	0-100%
U.S. Equity Funds	0-100%
Non-Investment Grade Bond Funds	0-60%
Real Estate Funds	0-40%
International Equity Funds	0-30%

CONSERVATIVE STRATEGY FUND - Class F Prospectus | SAAT CONSERVATIVE STRATEGY FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will seek to manage risk of loss while providing the opportunity for modest capital appreciation. Managing the risk of loss does not mean preventing losses, but rather managing the Fund in a manner intended to limit the level of losses that the Fund could incur over any particular period. The Fund predominantly invests in other SEI funds (including exchange-traded funds (ETFs)), each of which has its own investment goal (the Underlying SEI Funds). The Underlying SEI Funds invest, in turn, in securities and other instruments of various asset classes. Each of the Underlying SEI Funds is managed by one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) under the supervision of SEI Investments Management Corporation (SIMC or the Adviser), or, in certain circumstances, is managed directly by SIMC.

The Fund's assets may be diversified across Underlying SEI bond and money market funds, equity funds, real estate funds and multi-asset funds. The bond funds may consist of a wide range of investment styles that provide exposure to U.S. and/or foreign fixed income securities of varying credit quality (including junk bonds), maturity and duration. The equity funds may consist of a wide range of investment styles that provide investment exposure to U.S. and/or foreign equity securities of companies of various capitalization ranges. The real estate funds provide exposure to the equity securities of real estate companies. The multi-asset funds consist of funds that seek to achieve their investment goals by selecting investments from among a broad range of asset classes. A multi-asset fund may also adjust its allocation among asset classes over short periods of time, and therefore it may provide the Fund with a dynamic investment component. Although a multi-asset fund could consist of equity securities, bonds or real estate securities, it may also provide exposure to additional asset classes, such as commodities.

The Fund's assets are allocated among a variety of Underlying SEI Funds within the following percentage ranges:

Underlying SEI Fund Type	Investment Range (Percentage of the Fund's Assets)
Investment Grade Bond & Money Market Funds	25-100%
Multi-Asset Investment Funds	0-60%
U.S. Equity Funds	0-40%
Non-Investment Grade Bond Funds	0-35%
Real Estate Funds	0-25%
International Equity Funds	0-20%

CONSERVATIVE STRATEGY ALLOCATION FUND - Class F Prospectus | SAAT CONSERVATIVE STRATEGY ALLOCATION FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

GoalLink Strategy Component

The Fund is designed to be one component of a broader strategy (GoalLink Strategy) employed by SEI Investments Management Corporation (SIMC or the Adviser), in which shareholders allocate their overall investment portfolio among investments in the Fund as well as one or more SEI funds that invest primarily in municipal bonds (Muni Bond Funds). The allocation between the Fund and the Muni Bond Funds is based on models developed by SIMC and selected by the shareholder (in consultation with his or her investment adviser). Accordingly, the Fund is not recommended for persons who do not participate in the GoalLink Strategy.

Investment Strategy

Under normal circumstances, the Fund will seek to generate investment income while providing opportunity for capital appreciation. The Fund invests in other SEI funds (which may include exchange-traded funds (ETFs)), each of which has its own investment goal (the Underlying SEI Funds), that form the non-Underlying Muni Bond Fund component of the GoalLink Strategy. The Underlying SEI Funds invest, in turn, in securities and other instruments of various asset classes. Each of the Underlying SEI Funds is managed by one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) under the supervision of SIMC, or, in certain circumstances, is managed directly by SIMC.

The Fund's assets may be diversified across Underlying SEI equity funds, bond and money market funds, and real estate funds. The equity funds may consist of a wide range of investment styles that provide investment exposure to U.S. and/or foreign equity securities of companies of various capitalization ranges. The bond funds may consist of a wide range of investment styles that provide exposure to U.S. and/or foreign fixed income securities of varying credit quality (including junk bonds), maturity and duration. The real estate funds provide exposure to the equity securities of real estate companies.

The Fund's assets are allocated among a variety of Underlying SEI Funds within the following percentage ranges:

Underlying SEI Fund Type	Investment Range (Percentage of the Fund's Assets)
U.S. Equity Funds	0-100%
Investment Grade Bond & Money Market Funds	0-80%
Non-Investment Grade Bond Funds	0-60%
Real Estate Funds	0-50%
International Equity Funds	0-40%

MODERATE STRATEGY FUND - Class F Prospectus | SAAT MODERATE STRATEGY FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will seek capital appreciation, while managing the risk of loss. Managing the risk of loss does not mean preventing losses, but rather managing the Fund in a manner intended to limit the level of losses that the Fund could incur over any particular period. The Fund predominantly invests in other SEI funds (including exchange-traded funds (ETFs)), each of which has its own investment goal (the Underlying SEI Funds). The Underlying SEI Funds invest, in turn, in securities and other instruments of various asset classes. Each of the Underlying SEI Funds is managed by one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) under the supervision of SEI Investments Management Corporation (SIMC or the Adviser), or, in certain circumstances, is managed directly by SIMC.

The Fund's assets may be diversified across Underlying SEI bond and money market funds, equity funds, real estate funds and multi-asset funds. The bond funds may consist of a wide range of investment styles that provide exposure to U.S. and/or foreign fixed income securities of varying credit quality (including junk bonds), maturity and duration. The equity funds may consist of a wide range of investment styles that provide investment exposure to U.S. and/or foreign equity securities of companies of various capitalization ranges. The real estate funds provide exposure to the equity securities of real estate companies. The multi-asset funds consist of funds that seek to achieve their investment goals by selecting investments from among a broad range of asset classes. A multi-asset fund may also adjust its allocation among asset classes over short periods of time, and therefore it may provide the Fund with a dynamic investment component. Although a multi-asset fund could consist of equity securities, bonds or real estate securities, it may also provide exposure to additional asset classes, such as commodities.

The Fund's assets are allocated among a variety of Underlying SEI Funds within the following percentage ranges:

Underlying SEI Fund Type	Investment Range (Percentage of the Fund's Assets)
Investment Grade Bond & Money Market Funds	5-100%
Multi-Asset Investment Funds	0-60%
U.S. Equity Funds	0-50%
Non-Investment Grade Bond Funds	0-35%
International Equity Funds	0-25%
Real Estate Funds	0-25%

MODERATE STRATEGY ALLOCATION FUND - Class F Prospectus | SAAT MODERATE STRATEGY ALLOCATION FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

GoalLink Strategy Component

The Fund is designed to be one component of a broader strategy (GoalLink Strategy) employed by SEI Investments Management Corporation (SIMC or the Adviser), in which shareholders allocate their overall investment portfolio among investments in the Fund as well as one or more SEI funds that invest primarily in municipal bonds (Muni Bond Funds). The allocation between the Fund and the Muni Bond Funds is based on models developed by SIMC and selected by the shareholder (in consultation with his or her investment adviser). Accordingly, the Fund is not recommended for persons who do not participate in the GoalLink Strategy.

Investment Strategy

Under normal circumstances, the Fund will seek to provide the opportunity for capital appreciation with some opportunity to generate income. The Fund invests in other SEI funds (which may include exchange-traded funds (ETFs)), each of which has its own investment goal (the Underlying SEI Funds), that form the non-Underlying Muni Bond Fund component of the GoalLink Strategy. The Underlying SEI Funds invest, in turn, in securities and other instruments of various asset classes. Each of the Underlying SEI Funds is managed by one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) under the supervision of SIMC, or, in certain circumstances, is managed directly by SIMC.

The Fund's assets may be diversified across Underlying SEI equity funds, bond and money market funds, and real estate funds. The equity funds may consist of a wide range of investment styles that provide investment exposure to U.S. and/or foreign equity securities of companies of various capitalization ranges. The bond funds may consist of a wide range of investment styles that provide exposure to U.S. and/or foreign fixed income securities of varying credit quality (including junk bonds), maturity and duration. The real estate funds provide exposure to the equity securities of real estate companies.

The Fund's assets are allocated among a variety of Underlying SEI Funds within the following percentage ranges:

Underlying SEI Fund Type	Investment Range (Percentage of the Fund's Assets)
U.S. Equity Funds	0-100%
Non-Investment Grade Bond Funds	0-70%
Investment Grade Bond & Money Market Funds	0-60%
International Equity Funds	0-50%
Real Estate Funds	0-50%

AGGRESSIVE STRATEGY FUND - Class F Prospectus | SAAT AGGRESSIVE STRATEGY FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will seek to generate long-term capital appreciation. The Fund predominantly invests in other SEI funds (including exchange-traded funds (ETFs)), each of which has its own investment goal (the Underlying SEI Funds). The Underlying SEI Funds invest, in turn, in securities and other instruments of various asset classes. Each of the Underlying SEI Funds is managed by one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) under the supervision of SEI Investments Management Corporation (SIMC or the Adviser), or, in certain circumstances, is managed directly by SIMC.

The Fund's assets may be diversified across Underlying SEI equity funds, bond and money market funds, real estate funds and multi-asset funds. The equity funds may consist of a wide range of investment styles that provide investment exposure to U.S. and/or foreign equity securities of companies of various capitalization ranges. The bond funds may consist of a wide range of investment styles that provide exposure to U.S. and/or foreign fixed income securities of varying credit quality (including junk bonds), maturity and duration. The real estate funds provide exposure to the equity securities of real estate companies. The multi-asset funds consist of funds that seek to achieve their investment goals by selecting investments from among a broad range of asset classes. A multi-asset fund may also adjust its allocation among asset classes over short periods of time, and therefore it may provide the Fund with a dynamic investment component. Although a multi-asset fund could consist of equity securities, bonds or real estate securities, it may also provide exposure to additional asset classes, such as commodities.

The Fund's assets are allocated among a variety of Underlying SEI Funds within the following percentage ranges:

Underlying SEI Fund Type	Investment Range (Percentage of the Fund's Assets)
U.S. Equity Funds	30-100%
Multi-Asset Investment Funds	0-60%
International Equity Funds	0-40%
Non-Investment Grade Bond Funds	0-40%
Investment Grade Bond & Money Market Funds	0-25%
Real Estate Funds	0-20%

TAX-MANAGED AGGRESSIVE STRATEGY FUND - Class F Prospectus | SAAT TAX-MANAGED AGGRESSIVE STRATEGY FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will seek to generate long-term capital appreciation. The Fund invests in other SEI funds (which may include exchange-traded funds (ETFs)), each of which has its own investment goal (the Underlying SEI Funds). The Underlying SEI Funds invest, in turn, in securities and other instruments of various asset classes. Each of the Underlying SEI Funds is managed by one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) under the supervision of SEI Investments Management Corporation (SIMC or the Adviser), or, in certain circumstances, is managed directly by SIMC.

The Fund's assets may be diversified across Underlying SEI equity funds, bond and money market funds, and real estate funds. The equity funds may consist of a wide range of investment styles that provide investment exposure to U.S. and/or foreign equity securities of companies of various capitalization ranges. The bond funds may consist of a wide range of investment styles that provide exposure to U.S. and/or foreign fixed income securities of varying credit quality (including junk bonds), maturity and duration. The real estate funds provide exposure to the equity securities of real estate companies.

A portion of the U.S. equity component of the Fund's portfolio will be invested in "tax-managed" Underlying SEI Funds. Given this tax-managed strategy, the Fund is intended for investors subject to federal income taxation. Tax-exempt investors may wish to select funds that do not have a tax-managed strategy.

The Fund's assets are allocated among a variety of Underlying SEI Funds within the following percentage ranges:

Underlying SEI Fund Type	Investment Range (Percentage of the Fund's Assets)
U.S. Equity Funds	40-100%
International Equity Funds	0-40%
Non-Investment Grade Bond Funds	0-40%
Investment Grade Bond & Money Market Funds	0-25%
Real Estate Funds	0-20%

CORE MARKET STRATEGY FUND - Class F Prospectus | SAAT CORE MARKET STRATEGY FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will seek to generate capital appreciation while maintaining broad equity and fixed income market participation. The Fund predominantly invests in other SEI funds (including exchange-traded funds (ETFs)), each of which has its own investment goal (the Underlying SEI Funds). The Underlying SEI Funds invest, in turn, in securities and other instruments of various asset classes. Each of the Underlying SEI Funds is managed by one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) under the supervision of SEI Investments Management Corporation (SIMC or the Adviser), or, in certain circumstances, is managed directly by SIMC.

The Fund's assets may be diversified across Underlying SEI bond and money market funds, equity funds, real estate funds and multi-asset funds. The bond funds may consist of a wide range of investment styles that provide exposure to U.S. and/or foreign fixed income securities of varying credit quality (including junk bonds), maturity and duration. The equity funds may consist of a wide range of investment styles that provide investment exposure to U.S. and/or foreign equity securities of companies of various capitalization ranges. The real estate funds provide exposure to the equity securities of real estate companies. The multi-asset funds consist of funds that seek to achieve their investment goals by selecting investments from among a broad range of asset classes. A multi-asset fund may also adjust its allocation among asset classes over short periods of time, and therefore it may provide the Fund with a dynamic investment component. Although a multi-asset fund could consist of equity securities, bonds or real estate securities, it may also provide exposure to additional asset classes, such as commodities.

The Fund's assets are allocated among a variety of Underlying SEI Funds within the following percentage ranges:

Underlying SEI Fund Type	Investment Range (Percentage of the Fund's Assets)
Investment Grade Bond & Money Market Funds	0-75%
U.S. Equity Funds	0-70%
Multi-Asset Investment Funds	0-60%
International Equity Funds	0-30%
Non-Investment Grade Bond Funds	0-30%
Real Estate Funds	0-20%

CORE MARKET STRATEGY ALLOCATION FUND - Class F Prospectus | SAAT CORE MARKET STRATEGY ALLOCATION FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

GoalLink Strategy Component

The Fund is designed to be one component of a broader strategy (GoalLink Strategy) employed by SEI Investments Management Corporation (SIMC or the Adviser), in which shareholders allocate their overall investment portfolio among investments in the Fund as well as one or more SEI funds that invest primarily in municipal bonds (Muni Bond Funds). The allocation between the Fund and the Muni Bond Funds is based on models developed by SIMC and selected by the shareholder (in consultation with his or her investment adviser). Accordingly, the Fund is not recommended for persons who do not participate in the GoalLink Strategy.

Investment Strategy

Under normal circumstances, the Fund will seek to provide the opportunity for capital appreciation with some opportunity to generate income. The Fund invests in other SEI funds (which may include exchange-traded funds (ETFs)), each of which has its own investment goal (the Underlying SEI Funds), that form the non-Underlying Muni Bond Fund component of the GoalLink Strategy. The Underlying SEI Funds invest, in turn, in securities and other instruments of various asset classes. Each of the Underlying SEI Funds is managed by one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) under the supervision of SIMC, or, in certain circumstances, is managed directly by SIMC.

The Fund's assets may be diversified across Underlying SEI equity funds, bond and money market funds, and real estate funds. The equity funds may consist of a wide range of investment styles that provide investment exposure to U.S. and/or foreign equity securities of companies of various capitalization ranges. The bond funds may consist of a wide range of investment styles that provide exposure to U.S. and/or foreign fixed income securities of varying credit quality (including junk bonds), maturity and duration. The real estate funds provide exposure to the equity securities of real estate companies.

The Fund's assets are allocated among a variety of Underlying SEI Funds within the following percentage ranges:

Underlying SEI Fund Type	Investment Range (Percentage of the Fund's Assets)
U.S. Equity Funds	20-100%
Investment Grade Bond & Money Market Funds	0-75%
Non-Investment Grade Bond Funds	0-60%
International Equity Funds	0-60%
Real Estate Funds	0-40%

MARKET GROWTH STRATEGY FUND - Class F Prospectus | SAAT MARKET GROWTH STRATEGY FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will seek to generate capital appreciation while maintaining broad equity and fixed income market participation. The Fund predominantly invests in other SEI funds (including exchange-traded funds (ETFs)), each of which has its own investment goal (the Underlying SEI Funds). The Underlying SEI Funds invest, in turn, in securities and other instruments of various asset classes. Each of the Underlying SEI Funds is managed by one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) under the supervision of SEI Investments Management Corporation (SIMC or the Adviser), or, in certain circumstances, is managed directly by SIMC.

The Fund's assets may be diversified across Underlying SEI equity funds, bond and money market funds, real estate funds and multi-asset funds. The equity funds may consist of a wide range of investment styles that provide investment exposure to U.S. and/or foreign equity securities of companies of various capitalization ranges. The bond funds may consist of a wide range of investment styles that provide exposure to U.S. and/or foreign fixed income securities of varying credit quality (including junk bonds), maturity and duration. The real estate funds provide exposure to the equity securities of real estate companies. The multi-asset funds consist of funds that seek to achieve their investment goals by selecting investments from among a broad range of asset classes. A multi-asset fund may also adjust its allocation among asset classes over short periods of time, and therefore it may provide the Fund with a dynamic investment component. Although a multi-asset fund could consist of equity securities, bonds or real estate securities, it may also provide exposure to additional asset classes, such as commodities.

The Fund's assets are allocated among a variety of Underlying SEI Funds within the following percentage ranges:

Underlying SEI Fund Type	Investment Range (Percentage of the Fund's Assets)
U.S. Equity Funds	10-85%
Multi-Asset Investment Funds	0-60%
Investment Grade Bond & Money Market Funds	0-50%
Non-Investment Grade Bond Funds	0-35%
International Equity Funds	0-35%
Real Estate Funds	0-20%

MARKET GROWTH STRATEGY ALLOCATION FUND - Class F Prospectus | SAAT MARKET GROWTH STRATEGY ALLOCATION FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

GoalLink Strategy Component

The Fund is designed to be one component of a broader strategy (GoalLink Strategy) employed by SEI Investments Management Corporation (SIMC or the Adviser), in which shareholders allocate their overall investment portfolio among investments in the Fund as well as one or more SEI funds that invest primarily in municipal bonds (Muni Bond Funds). The allocation between the Fund and the Muni Bond Funds is based on models developed by SIMC and selected by the shareholder (in consultation with his or her investment adviser). Accordingly, the Fund is not recommended for persons who do not participate in the GoalLink Strategy.

Investment Strategy

Under normal circumstances, the Fund will seek to provide the opportunity for capital appreciation with some opportunity to generate income. The Fund invests in other SEI funds (which may include exchange-traded funds (ETFs)), each of which has its own investment goal (the Underlying SEI Funds), that form the non-Underlying Muni Bond Fund component of the GoalLink Strategy. The Underlying SEI Funds invest, in turn, in securities and other instruments of various asset classes. Each of the Underlying SEI Funds is managed by one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) under the supervision of SIMC, or, in certain circumstances, is managed directly by SIMC.

The Fund's assets may be diversified across Underlying SEI equity funds, bond and money market funds, and real estate funds. The equity funds may consist of a wide range of investment styles that provide investment exposure to U.S. and/or foreign equity securities of companies of various capitalization ranges. The bond funds may consist of a wide range of investment styles that provide exposure to U.S. and/or foreign fixed income securities of varying credit quality (including junk bonds), maturity and duration. The real estate funds provide exposure to the equity securities of real estate companies.

The Fund's assets are allocated among a variety of Underlying SEI Funds within the following percentage ranges:

Underlying SEI Fund Type	Investment Range (Percentage of the Fund's Assets)
U.S. Equity Funds	30-100%
International Equity Funds	0-70%
Non-Investment Grade Bond Funds	0-70%
Investment Grade Bond & Money Market Funds	0-50%
Real Estate Funds	0-40%

DEFENSIVE STRATEGY FUND - Class D Prospectus | SAAT DEFENSIVE STRATEGY FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will seek to manage risk of loss while providing current income and opportunity for limited capital appreciation. Managing the risk of loss does not mean preventing losses, but rather managing the Fund in a manner intended to limit the level of losses that the Fund could incur over any particular period. The Fund predominantly invests in other SEI funds (including exchange-traded funds (ETFs)), each of which has its own investment goal (the Underlying SEI Funds). The Underlying SEI Funds invest, in turn, in securities and other instruments of various asset classes. Each of the Underlying SEI Funds is managed by one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) under the supervision of SEI Investments Management Corporation (SIMC or the Adviser), or, in certain circumstances, is managed directly by SIMC.

The Fund's assets may be diversified across Underlying SEI bond and money market funds, equity funds, real estate funds and multi-asset funds. The bond funds may consist of a wide range of investment styles that provide exposure to U.S. and/or foreign fixed income securities of varying credit quality (including junk bonds), maturity and duration. The equity funds may consist of a wide range of investment styles that provide investment exposure to U.S. and/or foreign equity securities of companies of various capitalization ranges. The real estate funds provide exposure to the equity securities of real estate companies. The multi-asset funds consist of funds that seek to achieve their investment goals by selecting investments from among a broad range of asset classes. A multi-asset fund may also adjust its allocation among asset classes over short periods of time, and therefore it may provide the Fund with a dynamic investment component. Although a multi-asset fund could consist of equity securities, bonds or real estate securities, it may also provide exposure to additional asset classes, such as commodities.

The Fund's assets are allocated among a variety of Underlying SEI Funds within the following percentage ranges:

Underlying SEI Fund Type	Investment Range (Percentage of the Fund's Assets)
Investment Grade Bond & Money Market Funds	40-100%
Multi-Asset Investment Funds	0-60%
Non-Investment Grade Bond Funds	0-30%
U.S. Equity Funds	0-30%
Real Estate Funds	0-20%
International Equity Funds	0-15%

CONSERVATIVE STRATEGY FUND - Class D Prospectus | SAAT CONSERVATIVE STRATEGY FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will seek to manage risk of loss while providing the opportunity for modest capital appreciation. Managing the risk of loss does not mean preventing losses, but rather managing the Fund in a manner intended to limit the level of losses that the Fund could incur over any particular period. The Fund predominantly invests in other SEI funds (including exchange-traded funds (ETFs)), each of which has its own investment goal (the Underlying SEI Funds). The Underlying SEI Funds invest, in turn, in securities and other instruments of various asset classes. Each of the Underlying SEI Funds is managed by one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) under the supervision of SEI Investments Management Corporation (SIMC or the Adviser), or, in certain circumstances, is managed directly by SIMC.

The Fund's assets may be diversified across Underlying SEI bond and money market funds, equity funds, real estate funds and multi-asset funds. The bond funds may consist of a wide range of investment styles that provide exposure to U.S. and/or foreign fixed income securities of varying credit quality (including junk bonds), maturity and duration. The equity funds may consist of a wide range of investment styles that provide investment exposure to U.S. and/or foreign equity securities of companies of various capitalization ranges. The real estate funds provide exposure to the equity securities of real estate companies. The multi-asset funds consist of funds that seek to achieve their investment goals by selecting investments from among a broad range of asset classes. A multi-asset fund may also adjust its allocation among asset classes over short periods of time, and therefore it may provide the Fund with a dynamic investment component. Although a multi-asset fund could consist of equity securities, bonds or real estate securities, it may also provide exposure to additional asset classes, such as commodities.

The Fund's assets are allocated among a variety of Underlying SEI Funds within the following percentage ranges:

Underlying SEI Fund Type	Investment Range (Percentage of the Fund's Assets)
Investment Grade Bond & Money Market Funds	25-100%
Multi-Asset Investment Funds	0-60%
U.S. Equity Funds	0-40%
Non-Investment Grade Bond Funds	0-35%
Real Estate Funds	0-25%
International Equity Funds	0-20%

MODERATE STRATEGY FUND - Class D Prospectus | SAAT MODERATE STRATEGY FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will seek capital appreciation, while managing the risk of loss. Managing the risk of loss does not mean preventing losses, but rather managing the Fund in a manner intended to limit the level of losses that the Fund could incur over any particular period. The Fund predominantly invests in other SEI funds (including exchange-traded funds (ETFs)), each of which has its own investment goal (the Underlying SEI Funds). The Underlying SEI Funds invest, in turn, in securities and other instruments of various asset classes. Each of the Underlying SEI Funds is managed by one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) under the supervision of SEI Investments Management Corporation (SIMC or the Adviser), or, in certain circumstances, is managed directly by SIMC.

The Fund's assets may be diversified across Underlying SEI bond and money market funds, equity funds, real estate funds and multi-asset funds. The bond funds may consist of a wide range of investment styles that provide exposure to U.S. and/or foreign fixed income securities of varying credit quality (including junk bonds), maturity and duration. The equity funds may consist of a wide range of investment styles that provide investment exposure to U.S. and/or foreign equity securities of companies of various capitalization ranges. The real estate funds provide exposure to the equity securities of real estate companies. The multi-asset funds consist of funds that seek to achieve their investment goals by selecting investments from among a broad range of asset classes. A multi-asset fund may also adjust its allocation among asset classes over short periods of time, and therefore it may provide the Fund with a dynamic investment component. Although a multi-asset fund could consist of equity securities, bonds or real estate securities, it may also provide exposure to additional asset classes, such as commodities.

The Fund's assets are allocated among a variety of Underlying SEI Funds within the following percentage ranges:

Underlying SEI Fund Type	Investment Range (Percentage of the Fund's Assets)
Investment Grade Bond & Money Market Funds	5-100%
Multi-Asset Investment Funds	0-60%
U.S. Equity Funds	0-50%
Non-Investment Grade Bond Funds	0-35%
International Equity Funds	0-25%
Real Estate Funds	0-25%

AGGRESSIVE STRATEGY FUND - Class D Prospectus | SAAT AGGRESSIVE STRATEGY FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will seek to generate long-term capital appreciation. The Fund predominantly invests in other SEI funds (including exchange-traded funds (ETFs)), each of which has its own investment goal (the Underlying SEI Funds). The Underlying SEI Funds invest, in turn, in securities and other instruments of various asset classes. Each of the Underlying SEI Funds is managed by one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) under the supervision of SEI Investments Management Corporation (SIMC or the Adviser), or, in certain circumstances, is managed directly by SIMC.

The Fund's assets may be diversified across Underlying SEI equity funds, bond and money market funds, real estate funds and multi-asset funds. The equity funds may consist of a wide range of investment styles that provide investment exposure to U.S. and/or foreign equity securities of companies of various capitalization ranges. The bond funds may consist of a wide range of investment styles that provide exposure to U.S. and/or foreign fixed income securities of varying credit quality (including junk bonds), maturity and duration. The real estate funds provide exposure to the equity securities of real estate companies. The multi-asset funds consist of funds that seek to achieve their investment goals by selecting investments from among a broad range of asset classes. A multi-asset fund may also adjust its allocation among asset classes over short periods of time, and therefore it may provide the Fund with a dynamic investment component. Although a multi-asset fund could consist of equity securities, bonds or real estate securities, it may also provide exposure to additional asset classes, such as commodities.

The Fund's assets are allocated among a variety of Underlying SEI Funds within the following percentage ranges:

Underlying SEI Fund Type	Investment Range (Percentage of the Fund's Assets)
U.S. Equity Funds	30-100%
Multi-Asset Investment Funds	0-60%
International Equity Funds	0-40%
Non-Investment Grade Bond Funds	0-40%
Investment Grade Bond & Money Market Funds	0-25%
Real Estate Funds	0-20%

CORE MARKET STRATEGY FUND - Class D Prospectus | SAAT CORE MARKET STRATEGY FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will seek to generate capital appreciation while maintaining broad equity and fixed income market participation. The Fund predominantly invests in other SEI funds (including exchange-traded funds (ETFs)), each of which has its own investment goal (the Underlying SEI Funds). The Underlying SEI Funds invest, in turn, in securities and other instruments of various asset classes. Each of the Underlying SEI Funds is managed by one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) under the supervision of SEI Investments Management Corporation (SIMC or the Adviser), or, in certain circumstances, is managed directly by SIMC.

The Fund's assets may be diversified across Underlying SEI bond and money market funds, equity funds, real estate funds and multi-asset funds. The bond funds may consist of a wide range of investment styles that provide exposure to U.S. and/or foreign fixed income securities of varying credit quality (including junk bonds), maturity and duration. The equity funds may consist of a wide range of investment styles that provide investment exposure to U.S. and/or foreign equity securities of companies of various capitalization ranges. The real estate funds provide exposure to the equity securities of real estate companies. The multi-asset funds consist of funds that seek to achieve their investment goals by selecting investments from among a broad range of asset classes. A multi-asset fund may also adjust its allocation among asset classes over short periods of time, and therefore it may provide the Fund with a dynamic investment component. Although a multi-asset fund could consist of equity securities, bonds or real estate securities, it may also provide exposure to additional asset classes, such as commodities.

The Fund's assets are allocated among a variety of Underlying SEI Funds within the following percentage ranges:

Underlying SEI Fund Type	Investment Range (Percentage of the Fund's Assets)
Investment Grade Bond & Money Market Funds	0-75%
U.S. Equity Funds	0-70%
Multi-Asset Investment Funds	0-60%
International Equity Funds	0-30%
Non-Investment Grade Bond Funds	0-30%
Real Estate Funds	0-20%

MARKET GROWTH STRATEGY FUND - Class D Prospectus | SAAT MARKET GROWTH STRATEGY FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will seek to generate capital appreciation while maintaining broad equity and fixed income market participation. The Fund predominantly invests in other SEI funds (including exchange-traded funds (ETFs)), each of which has its own investment goal (the Underlying SEI Funds). The Underlying SEI Funds invest, in turn, in securities and other instruments of various asset classes. Each of the Underlying SEI Funds is managed by one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) under the supervision of SEI Investments Management Corporation (SIMC or the Adviser), or, in certain circumstances, is managed directly by SIMC.

The Fund's assets may be diversified across Underlying SEI equity funds, bond and money market funds, real estate funds and multi-asset funds. The equity funds may consist of a wide range of investment styles that provide investment exposure to U.S. and/or foreign equity securities of companies of various capitalization ranges. The bond funds may consist of a wide range of investment styles that provide exposure to U.S. and/or foreign fixed income securities of varying credit quality (including junk bonds), maturity and duration. The real estate funds provide exposure to the equity securities of real estate companies. The multi-asset funds consist of funds that seek to achieve their investment goals by selecting investments from among a broad range of asset classes. A multi-asset fund may also adjust its allocation among asset classes over short periods of time, and therefore it may provide the Fund with a dynamic investment component. Although a multi-asset fund could consist of equity securities, bonds or real estate securities, it may also provide exposure to additional asset classes, such as commodities.

The Fund's assets are allocated among a variety of Underlying SEI Funds within the following percentage ranges:

Underlying SEI Fund Type	Investment Range (Percentage of the Fund's Assets)
U.S. Equity Funds	10-85%
Multi-Asset Investment Funds	0-60%
Investment Grade Bond & Money Market Funds	0-50%
Non-Investment Grade Bond Funds	0-35%
International Equity Funds	0-35%
Real Estate Funds	0-20%

DEFENSIVE STRATEGY FUND - Class I Prospectus | SAAT DEFENSIVE STRATEGY FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will seek to manage risk of loss while providing current income and opportunity for limited capital appreciation. Managing the risk of loss does not mean preventing losses, but rather managing the Fund in a manner intended to limit the level of losses that the Fund could incur over any particular period. The Fund predominantly invests in other SEI funds (including exchange-traded funds (ETFs)), each of which has its own investment goal (the Underlying SEI Funds). The Underlying SEI Funds invest, in turn, in securities and other instruments of various asset classes. Each of the Underlying SEI Funds is managed by one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) under the supervision of SEI Investments Management Corporation (SIMC or the Adviser), or, in certain circumstances, is managed directly by SIMC.

The Fund's assets may be diversified across Underlying SEI bond and money market funds, equity funds, real estate funds and multi-asset funds. The bond funds may consist of a wide range of investment styles that provide exposure to U.S. and/or foreign fixed income securities of varying credit quality (including junk bonds), maturity and duration. The equity funds may consist of a wide range of investment styles that provide investment exposure to U.S. and/or foreign equity securities of companies of various capitalization ranges. The real estate funds provide exposure to the equity securities of real estate companies. The multi-asset funds consist of funds that seek to achieve their investment goals by selecting investments from among a broad range of asset classes. A multi-asset fund may also adjust its allocation among asset classes over short periods of time, and therefore it may provide the Fund with a dynamic investment component. Although a multi-asset fund could consist of equity securities, bonds or real estate securities, it may also provide exposure to additional asset classes, such as commodities.

The Fund's assets are allocated among a variety of Underlying SEI Funds within the following percentage ranges:

Underlying SEI Fund Type	Investment Range (Percentage of the Fund's Assets)
Investment Grade Bond & Money Market Funds	40-100%
Multi-Asset Investment Funds	0-60%
Non-Investment Grade Bond Funds	0-30%
U.S. Equity Funds	0-30%
Real Estate Funds	0-20%
International Equity Funds	0-15%

CONSERVATIVE STRATEGY FUND - Class I Prospectus | SAAT CONSERVATIVE STRATEGY FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will seek to manage risk of loss while providing the opportunity for modest capital appreciation. Managing the risk of loss does not mean preventing losses, but rather managing the Fund in a manner intended to limit the level of losses that the Fund could incur over any particular period. The Fund predominantly invests in other SEI funds (including exchange-traded funds (ETFs)), each of which has its own investment goal (the Underlying SEI Funds). The Underlying SEI Funds invest, in turn, in securities and other instruments of various asset classes. Each of the Underlying SEI Funds is managed by one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) under the supervision of SEI Investments Management Corporation (SIMC or the Adviser), or, in certain circumstances, is managed directly by SIMC.

The Fund's assets may be diversified across Underlying SEI bond and money market funds, equity funds, real estate funds and multi-asset funds. The bond funds may consist of a wide range of investment styles that provide exposure to U.S. and/or foreign fixed income securities of varying credit quality (including junk bonds), maturity and duration. The equity funds may consist of a wide range of investment styles that provide investment exposure to U.S. and/or foreign equity securities of companies of various capitalization ranges. The real estate funds provide exposure to the equity securities of real estate companies. The multi-asset funds consist of funds that seek to achieve their investment goals by selecting investments from among a broad range of asset classes. A multi-asset fund may also adjust its allocation among asset classes over short periods of time, and therefore it may provide the Fund with a dynamic investment component. Although a multi-asset fund could consist of equity securities, bonds or real estate securities, it may also provide exposure to additional asset classes, such as commodities.

The Fund's assets are allocated among a variety of Underlying SEI Funds within the following percentage ranges:

Underlying SEI Fund Type	Investment Range (Percentage of the Fund's Assets)
Investment Grade Bond & Money Market Funds	25-100%
Multi-Asset Investment Funds	0-60%
U.S. Equity Funds	0-40%
Non-Investment Grade Bond Funds	0-35%
Real Estate Funds	0-25%
International Equity Funds	0-20%

MODERATE STRATEGY FUND - Class I Prospectus | SAAT MODERATE STRATEGY FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will seek capital appreciation, while managing the risk of loss. Managing the risk of loss does not mean preventing losses, but rather managing the Fund in a manner intended to limit the level of losses that the Fund could incur over any particular period. The Fund predominantly invests in other SEI funds (including exchange-traded funds (ETFs)), each of which has its own investment goal (the Underlying SEI Funds). The Underlying SEI Funds invest, in turn, in securities and other instruments of various asset classes. Each of the Underlying SEI Funds is managed by one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) under the supervision of SEI Investments Management Corporation (SIMC or the Adviser), or, in certain circumstances, is managed directly by SIMC.

The Fund's assets may be diversified across Underlying SEI bond and money market funds, equity funds, real estate funds and multi-asset funds. The bond funds may consist of a wide range of investment styles that provide exposure to U.S. and/or foreign fixed income securities of varying credit quality (including junk bonds), maturity and duration. The equity funds may consist of a wide range of investment styles that provide investment exposure to U.S. and/or foreign equity securities of companies of various capitalization ranges. The real estate funds provide exposure to the equity securities of real estate companies. The multi-asset funds consist of funds that seek to achieve their investment goals by selecting investments from among a broad range of asset classes. A multi-asset fund may also adjust its allocation among asset classes over short periods of time, and therefore it may provide the Fund with a dynamic investment component. Although a multi-asset fund could consist of equity securities, bonds or real estate securities, it may also provide exposure to additional asset classes, such as commodities.

The Fund's assets are allocated among a variety of Underlying SEI Funds within the following percentage ranges:

Underlying SEI Fund Type	Investment Range (Percentage of the Fund's Assets)
Investment Grade Bond & Money Market Funds	5-100%
Multi-Asset Investment Funds	0-60%
U.S. Equity Funds	0-50%
Non-Investment Grade Bond Funds	0-35%
International Equity Funds	0-25%
Real Estate Funds	0-25%

AGGRESSIVE STRATEGY FUND - Class I Prospectus | SAAT AGGRESSIVE STRATEGY FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will seek to generate long-term capital appreciation. The Fund predominantly invests in other SEI funds (including exchange-traded funds (ETFs)), each of which has its own investment goal (the Underlying SEI Funds). The Underlying SEI Funds invest, in turn, in securities and other instruments of various asset classes. Each of the Underlying SEI Funds is managed by one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) under the supervision of SEI Investments Management Corporation (SIMC or the Adviser), or, in certain circumstances, is managed directly by SIMC.

The Fund's assets may be diversified across Underlying SEI equity funds, bond and money market funds, real estate funds and multi-asset funds. The equity funds may consist of a wide range of investment styles that provide investment exposure to U.S. and/or foreign equity securities of companies of various capitalization ranges. The bond funds may consist of a wide range of investment styles that provide exposure to U.S. and/or foreign fixed income securities of varying credit quality (including junk bonds), maturity and duration. The real estate funds provide exposure to the equity securities of real estate companies. The multi-asset funds consist of funds that seek to achieve their investment goals by selecting investments from among a broad range of asset classes. A multi-asset fund may also adjust its allocation among asset classes over short periods of time, and therefore it may provide the Fund with a dynamic investment component. Although a multi-asset fund could consist of equity securities, bonds or real estate securities, it may also provide exposure to additional asset classes, such as commodities.

The Fund's assets are allocated among a variety of Underlying SEI Funds within the following percentage ranges:

Underlying SEI Fund Type	Investment Range (Percentage of the Fund's Assets)
U.S. Equity Funds	30-100%
Multi-Asset Investment Funds	0-60%
International Equity Funds	0-40%
Non-Investment Grade Bond Funds	0-40%
Investment Grade Bond & Money Market Funds	0-25%
Real Estate Funds	0-20%

CORE MARKET STRATEGY FUND - Class I Prospectus | SAAT CORE MARKET STRATEGY FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will seek to generate capital appreciation while maintaining broad equity and fixed income market participation. The Fund predominantly invests in other SEI funds (including exchange-traded funds (ETFs)), each of which has its own investment goal (the Underlying SEI Funds). The Underlying SEI Funds invest, in turn, in securities and other instruments of various asset classes. Each of the Underlying SEI Funds is managed by one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) under the supervision of SEI Investments Management Corporation (SIMC or the Adviser), or, in certain circumstances, is managed directly by SIMC.

The Fund's assets may be diversified across Underlying SEI bond and money market funds, equity funds, real estate funds and multi-asset funds. The bond funds may consist of a wide range of investment styles that provide exposure to U.S. and/or foreign fixed income securities of varying credit quality (including junk bonds), maturity and duration. The equity funds may consist of a wide range of investment styles that provide investment exposure to U.S. and/or foreign equity securities of companies of various capitalization ranges. The real estate funds provide exposure to the equity securities of real estate companies. The multi-asset funds consist of funds that seek to achieve their investment goals by selecting investments from among a broad range of asset classes. A multi-asset fund may also adjust its allocation among asset classes over short periods of time, and therefore it may provide the Fund with a dynamic investment component. Although a multi-asset fund could consist of equity securities, bonds or real estate securities, it may also provide exposure to additional asset classes, such as commodities.

The Fund's assets are allocated among a variety of Underlying SEI Funds within the following percentage ranges:

Underlying SEI Fund Type	Investment Range (Percentage of the Fund's Assets)
Investment Grade Bond & Money Market Funds	0-75%
U.S. Equity Funds	0-70%
Multi-Asset Investment Funds	0-60%
International Equity Funds	0-30%
Non-Investment Grade Bond Funds	0-30%
Real Estate Funds	0-20%

MARKET GROWTH STRATEGY FUND - Class I Prospectus | SAAT MARKET GROWTH STRATEGY FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will seek to generate capital appreciation while maintaining broad equity and fixed income market participation. The Fund predominantly invests in other SEI funds (including exchange-traded funds (ETFs)), each of which has its own investment goal (the Underlying SEI Funds). The Underlying SEI Funds invest, in turn, in securities and other instruments of various asset classes. Each of the Underlying SEI Funds is managed by one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) under the supervision of SEI Investments Management Corporation (SIMC or the Adviser), or, in certain circumstances, is managed directly by SIMC.

The Fund's assets may be diversified across Underlying SEI equity funds, bond and money market funds, real estate funds and multi-asset funds. The equity funds may consist of a wide range of investment styles that provide investment exposure to U.S. and/or foreign equity securities of companies of various capitalization ranges. The bond funds may consist of a wide range of investment styles that provide exposure to U.S. and/or foreign fixed income securities of varying credit quality (including junk bonds), maturity and duration. The real estate funds provide exposure to the equity securities of real estate companies. The multi-asset funds consist of funds that seek to achieve their investment goals by selecting investments from among a broad range of asset classes. A multi-asset fund may also adjust its allocation among asset classes over short periods of time, and therefore it may provide the Fund with a dynamic investment component. Although a multi-asset fund could consist of equity securities, bonds or real estate securities, it may also provide exposure to additional asset classes, such as commodities.

The Fund's assets are allocated among a variety of Underlying SEI Funds within the following percentage ranges:

Underlying SEI Fund Type	Investment Range (Percentage of the Fund's Assets)
U.S. Equity Funds	10-85%
Multi-Asset Investment Funds	0-60%
Investment Grade Bond & Money Market Funds	0-50%
Non-Investment Grade Bond Funds	0-35%
International Equity Funds	0-35%
Real Estate Funds	0-20%